UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment []; Amendment Number:___________________
This Amendment (Check only one.):     [] is a restatement.
                                      [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rivanna Capital, LLC
Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911

Form 13F File Number:        28 - 11576
                                -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature, Place, and Date of Signing:

/s/ Craig F. Colberg
Charlottesville, VA
4/30/2009

Report Type (Check  only  one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $101,009.00


List of Other Included Managers: None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [NONE]

FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------ ----------------- --------- -------- ---------- --- ---- ------- -------- ---------- ---------- ---------
AMERICAN CAPITAL AGENCY  COM               02503X105     7304     426902 SH       SOLE    N/A               0     426902         0
ANNALY MANAGEMENT        COM               035710409     8287     597482 SH       SOLE    N/A               0     597482         0
CHIQUITA BRANDS
INTERNATIONAL            COM               170032106     4935     744398 SH       SOLE    N/A               0     744398         0
CASH AMERICA             COM               G21909M10     4993     318828 SH       SOLE    N/A               0     318828         0
CORRECTIONS CORP AMERICA COM               22025Y407     9175     716221 SH       SOLE    N/A               0     716221         0
DHT MARITIME             COM               Y2065G105     7247    1887353 SH       SOLE    N/A               0    1887353         0
GENESIS LEASE LTD        COM               37183T107     6352    2284814 SH       SOLE    N/A               0    2284814         0
IAMGOLD CORP.            COM               450913108     4126     482517 SH       SOLE    N/A               0     482517         0
L-3 COMMUNICATIONS
HOLDINGS INC             COM               502424104     5943      87661 SH       SOLE    N/A               0      87661         0
LASALLE HOTEL PPTYS COM
SH BEN INT               COM               517942108      857     146887 SH       SOLE    N/A               0     146887         0
LINCARE HLDGS INC COM    COM               532791100     3991     183070 SH       SOLE    N/A               0     183070         0
MAIDENFORM BRANDS INC    COM               560305104     4165     454673 SH       SOLE    N/A               0     454673         0
NASH FINCH CO            COM               631158102     2530      90057 SH       SOLE    N/A               0      90057         0
NICE SYSTEMS LTD         COM               653656108     5652     227337 SH       SOLE    N/A               0     227337         0
PETROQUEST               COM               716748108     1443     601166 SH       SOLE    N/A               0     601166         0
PSYCHIATRIC SOLUTIONS    COM               740329107     4745     301653 SH       SOLE    N/A               0     301653         0
RITE AID CORP            COM               767754104      275     763636 SH       SOLE    N/A               0     763636         0
SANMINA CORP.            COM               800907107      296     969684 SH       SOLE    N/A               0     969684         0
SERVICE CORP INTL        COM               783890106     6480    1856660 SH       SOLE    N/A               0    1856660         0
SMITH & WESSON HOLDINGS
CO                       COM               831756101     3955     656929 SH       SOLE    N/A               0     656929         0
SOURCE INTERLINK         COM               836151209      169     911963 SH       SOLE    N/A               0     911963         0
SYNERON MEDICAL LTD      COM               M87245102     1226     206725 SH       SOLE    N/A               0     206725         0
TARGA RESOURCE PARTNERS  COM               87611X105     6863     765155 SH       SOLE    N/A               0     765155         0